Summary of Significant Accounting Policies - Summary of Property and Equipment Including Oil and Natural Gas Properties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Oil and natural gas properties:
Unproved properties	$ 1,044,469	$ 926,812
Proved properties	802,112	97,528
Gross oil and natural gas properties	1,846,581	1,024,340
Less accumulated depreciation, depletion and amortization	(131,857)	(8,596)
Total oil and natural gas properties, net	1,714,724	1,015,744
Other property and equipment	8,912	2,392
Less accumulated depreciation	(809)	(52)
Other property and equipment, net	8,103	2,340
Total property and equipment, net	$ 1,722,827	$ 1,018,084